OTHER CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of other current assets

	As of September 30,
	2018	2019
Other receivables	24,453	53,551
Value added tax	93,992	93,008

Total	118,445	146,559